John Hancock
Disciplined Value Mid Cap Fund
Quarterly portfolio holdings 12/31/2022

Fund’s investments
As of 12-31-22 (unaudited)
	Shares	Value
Common stocks 97.5%		$18,719,140,775
(Cost $14,573,229,419)
Communication services 1.0%		195,035,070
Entertainment 0.7%
Live Nation Entertainment, Inc. (A)	684,467	47,734,729
Take-Two Interactive Software, Inc. (A)	813,423	84,701,737
Media 0.3%
Nexstar Media Group, Inc.	357,645	62,598,604
Consumer discretionary 14.8%		2,837,689,253
Auto components 0.8%
Gentex Corp.	3,362,649	91,699,438
Lear Corp.	569,865	70,674,657
Automobiles 1.1%
Harley-Davidson, Inc.	5,273,532	219,378,931
Distributors 0.9%
LKQ Corp.	3,113,482	166,291,074
Diversified consumer services 0.4%
frontdoor, Inc. (A)	3,367,631	70,046,725
Hotels, restaurants and leisure 4.1%
Darden Restaurants, Inc.	746,196	103,221,293
Domino’s Pizza, Inc.	234,369	81,185,422
Expedia Group, Inc. (A)	1,294,735	113,418,786
International Game Technology PLC	3,212,668	72,863,310
Las Vegas Sands Corp. (A)	2,507,662	120,543,312
Marriott International, Inc., Class A	1,025,285	152,654,684
Wyndham Hotels & Resorts, Inc.	1,988,102	141,771,554
Household durables 3.1%
Garmin, Ltd.	1,573,432	145,212,039
Mohawk Industries, Inc. (A)	711,817	72,761,934
NVR, Inc. (A)	19,876	91,679,640
Tempur Sealy International, Inc.	4,879,462	167,511,930
Whirlpool Corp.	884,304	125,093,644
Leisure products 1.4%
Hasbro, Inc.	1,000,798	61,058,686
Polaris, Inc.	1,496,656	151,162,256
Topgolf Callaway Brands Corp. (A)	2,377,383	46,953,314
Specialty retail 3.0%
AutoZone, Inc. (A)	146,846	362,148,668
Ross Stores, Inc.	1,812,337	210,357,956
Consumer staples 2.1%		406,912,865
Beverages 1.1%
Coca-Cola Europacific Partners PLC	1,884,548	104,253,195
Keurig Dr. Pepper, Inc.	3,313,958	118,175,742
Food and staples retailing 1.0%
U.S. Foods Holding Corp. (A)	5,422,808	184,483,928
Energy 6.1%		1,166,053,443
Energy equipment and services 2.4%
Halliburton Company	5,684,123	223,670,240
Schlumberger, Ltd.	4,253,366	227,384,946
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels 3.7%
Devon Energy Corp.	2,904,458	$178,653,212
Diamondback Energy, Inc.	969,446	132,600,824
Marathon Petroleum Corp.	1,450,229	168,792,153
Pioneer Natural Resources Company	643,731	147,021,723
Valero Energy Corp.	693,129	87,930,345
Financials 15.6%		3,006,151,189
Banks 6.5%
East West Bancorp, Inc.	4,157,445	273,975,626
Fifth Third Bancorp	8,773,176	287,847,905
First Republic Bank	920,552	112,206,083
Huntington Bancshares, Inc.	20,578,564	290,157,752
KeyCorp	16,937,307	295,047,888
Capital markets 2.4%
Ameriprise Financial, Inc.	1,460,034	454,610,789
Consumer finance 1.4%
Discover Financial Services	2,132,772	208,649,085
SLM Corp.	3,789,573	62,906,912
Diversified financial services 0.2%
Voya Financial, Inc.	717,817	44,138,567
Insurance 5.1%
Aflac, Inc.	1,323,726	95,228,848
Aon PLC, Class A	596,690	179,090,537
Arch Capital Group, Ltd. (A)	1,504,299	94,439,891
Everest Re Group, Ltd.	691,215	228,978,793
Globe Life, Inc.	1,314,033	158,406,678
RenaissanceRe Holdings, Ltd.	408,747	75,303,460
The Allstate Corp.	602,878	81,750,257
The Travelers Companies, Inc.	338,216	63,412,118
Health care 8.3%		1,588,056,734
Health care equipment and supplies 1.3%
Envista Holdings Corp. (A)	2,359,795	79,454,298
Zimmer Biomet Holdings, Inc.	1,303,099	166,145,123
Health care providers and services 4.8%
AmerisourceBergen Corp.	1,749,376	289,889,097
Centene Corp. (A)	791,788	64,934,534
Cigna Corp.	257,951	85,469,484
HCA Healthcare, Inc.	880,048	211,176,318
Humana, Inc.	387,481	198,463,893
Laboratory Corp. of America Holdings	316,655	74,565,919
Life sciences tools and services 2.2%
Avantor, Inc. (A)	3,751,272	79,114,326
ICON PLC (A)	1,289,253	250,437,395
IQVIA Holdings, Inc. (A)	431,482	88,406,347
Industrials 23.9%		4,579,541,457
Aerospace and defense 6.0%
BWX Technologies, Inc.	2,491,174	144,687,386
Curtiss-Wright Corp.	858,637	143,383,793
Hexcel Corp.	2,617,657	154,049,114
Howmet Aerospace, Inc.	6,992,482	275,573,716
L3Harris Technologies, Inc.	287,184	59,794,581
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
Maxar Technologies, Inc.	2,007,461	$103,866,032
Textron, Inc.	3,720,548	263,414,798
Air freight and logistics 0.7%
Expeditors International of Washington, Inc.	1,324,712	137,664,071
Airlines 0.6%
Alaska Air Group, Inc. (A)	2,518,913	108,162,124
Building products 2.9%
Advanced Drainage Systems, Inc.	1,073,337	87,981,434
Allegion PLC	1,725,645	181,641,393
Builders FirstSource, Inc. (A)	808,774	52,473,257
Masco Corp.	3,458,639	161,414,682
Resideo Technologies, Inc. (A)	4,032,987	66,342,636
Commercial services and supplies 1.2%
Copart, Inc. (A)	2,636,392	160,529,909
Ritchie Brothers Auctioneers, Inc. (B)	1,205,054	69,688,273
Electrical equipment 3.5%
AMETEK, Inc.	2,313,556	323,250,044
Eaton Corp. PLC	1,662,545	260,936,438
nVent Electric PLC	2,350,185	90,411,617
Machinery 4.1%
Dover Corp.	2,317,423	313,802,248
ITT, Inc.	1,028,015	83,372,017
Otis Worldwide Corp.	1,906,546	149,301,617
Parker-Hannifin Corp.	838,348	243,959,268
Professional services 2.4%
ASGN, Inc. (A)	1,176,919	95,895,360
Leidos Holdings, Inc.	863,428	90,823,991
Robert Half International, Inc.	804,061	59,363,824
Science Applications International Corp.	1,182,294	131,151,873
TransUnion	1,628,685	92,427,874
Road and rail 1.7%
Landstar System, Inc.	833,201	135,728,443
Norfolk Southern Corp.	749,351	184,655,073
Trading companies and distributors 0.8%
Ferguson PLC	1,211,267	153,794,571
Information technology 8.7%		1,675,252,316
Electronic equipment, instruments and components 1.3%
Flex, Ltd. (A)	3,364,007	72,191,590
TE Connectivity, Ltd.	1,572,033	180,469,388
IT services 1.9%
Cognizant Technology Solutions Corp., Class A	1,978,655	113,159,279
EVERTEC, Inc.	1,461,037	47,308,378
Global Payments, Inc.	887,047	88,101,508
SS&C Technologies Holdings, Inc.	2,363,278	123,032,253
Semiconductors and semiconductor equipment 2.6%
KLA Corp.	191,147	72,068,153
Microchip Technology, Inc.	2,604,983	183,000,056
NXP Semiconductors NV	653,638	103,294,413
Qorvo, Inc. (A)	1,485,351	134,632,215
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
Software 2.1%
Check Point Software Technologies, Ltd. (A)	1,394,766	$175,963,679
Fair Isaac Corp. (A)	215,701	129,114,305
Gen Digital, Inc.	4,231,480	90,680,616
Technology hardware, storage and peripherals 0.8%
NetApp, Inc.	1,612,949	96,873,717
Western Digital Corp. (A)	2,071,720	65,362,766
Materials 5.7%		1,104,525,202
Chemicals 5.2%
Axalta Coating Systems, Ltd. (A)	4,637,317	118,112,464
Corteva, Inc.	3,845,398	226,032,494
DuPont de Nemours, Inc.	3,016,114	206,995,904
FMC Corp.	1,284,209	160,269,283
PPG Industries, Inc.	1,499,812	188,586,361
Valvoline, Inc.	3,445,873	112,507,753
Containers and packaging 0.5%
Avery Dennison Corp.	508,403	92,020,943
Real estate 5.8%		1,108,006,575
Equity real estate investment trusts 5.8%
American Homes 4 Rent, Class A	2,627,528	79,193,694
Cousins Properties, Inc.	2,454,684	62,078,958
Equity Residential	1,644,374	97,018,066
Essex Property Trust, Inc.	587,787	124,563,821
Healthpeak Properties, Inc.	3,534,333	88,605,728
Kilroy Realty Corp.	1,245,892	48,178,644
Lamar Advertising Company, Class A	1,603,293	151,350,859
Prologis, Inc.	1,024,619	115,505,300
Regency Centers Corp.	2,941,238	183,827,375
Welltower, Inc.	2,405,555	157,684,130
Utilities 5.5%		1,051,916,671
Electric utilities 2.8%
American Electric Power Company, Inc.	1,774,567	168,495,137
Entergy Corp.	2,019,722	227,218,725
FirstEnergy Corp.	3,249,195	136,271,238
Multi-utilities 2.7%
CenterPoint Energy, Inc.	11,506,826	345,089,712
DTE Energy Company	1,487,636	174,841,859

	Yield (%)	Shares	Value
Short-term investments 2.6%			$496,546,667
(Cost $496,546,667)
Short-term funds 2.6%			496,546,667
John Hancock Collateral Trust (C)	4.2988(D)	1,807,884	18,071,250
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.0954(D)	478,475,417	478,475,417

Total investments (Cost $15,069,776,086) 100.1%	$19,215,687,442
Other assets and liabilities, net (0.1%)	(28,570,815)
Total net assets 100.0%	$19,187,116,627

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-22. The value of securities on loan amounted to $17,699,150.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 12-31-22.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,807,884	$33,247,148	$131,581,228	$(146,756,136)	$1,008	$(1,998)	$10,677	—	$18,071,250
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	7